Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other benefits	$ 9,966	$ 6,132
Equity-settled share-based compensation	1,541	441
Cash-settled share-based compensation	17,660	60,796
Key management personnel compensation	$ 29,167	$ 67,369